Related Party Transactions (Details) - USD ($) $ / shares in Units, shares in Millions				12 Months Ended
	Nov. 30, 2015	Aug. 18, 2015	May 22, 2015	Dec. 31, 2016	Aug. 01, 2015	Mar. 20, 2014
Related Party Transaction [Line Items]
Shares sold by certain selling stockholders	9.2	12.9	11.5
Repurchases of common stock (in shares)	1.0	2.3	2.0
Share repurchase transaction (in dollars per share)			$ 36.60
Senior notes due 2019 [Member]
Related Party Transaction [Line Items]
Repurchased aggregate principal amount						$ 25,000,000
CDW UK
Related Party Transaction [Line Items]
Non-controlling interest held					35.00%
Percent of outstanding common stock purchased					65.00%
Net sales from related parties				$ 10,000,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares sold by certain selling stockholders	1.2	1.7	1.5